ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - $ / shares shares in Thousands	Sep. 12, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2018
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Krillase Technology [Member]
Issuance of common stock for acquisition, shares	16,980
X- Assets Enterprises, Inc [Member]
Equity ownership method, percentage					100.00%